Note 1 - Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Capitalized Drilling Costs (in Dollars)				$ 5,000,000	$ 3,600,000	$ 3,600,000
Pension Contributions (in Dollars)			1,000,000		300,000
Percent Of Mine License Tax				98.00%
Foreign Currency Transaction Loss, before Tax (in Dollars)				100,000	200,000	37,000
Share-based Compensation (in Dollars)	1,870,000	1,495,000		3,101,000	2,073,000	3,446,000
Silver [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Metals Contained In Concentrates (in Ounces)				800,000
Metals Contained In Concentrates (in US Ton)				800,000
Gold [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Metals Contained In Concentrates (in Ounces)				3,912
Metals Contained In Concentrates (in US Ton)				3,912
Zinc [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Metals Contained In Concentrates (in Ounces)				12,189
Metals Contained In Concentrates (in US Ton)				12,189
Lead [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Metals Contained In Concentrates (in Ounces)				3,887
Metals Contained In Concentrates (in US Ton)				3,887
Mine License Taxes [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Taxes, Other (in Dollars)				5,700,000	6,400,000
Unfunded Supplemental Executive Retirement Plan [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Pension Contributions (in Dollars)				300,000
Hecla Pension Plan [Member]
Note 1 - Summary of Significant Accounting Policies (Details) [Line Items]
Pension Contributions (in Dollars)				$ 1,100,000